Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 2.1%
246,367	Berry Global, Inc. 6.024% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	$245,828
249,364	Buckeye Partners LP 6.634% (1-Month USD Libor+225 basis points), 11/1/2026[2,3,4]	249,087
248,101	Citadel Securities LP 7.422% (1-Month USD Libor+250 basis points), 2/2/2028[2,3,4]	246,267
248,750	Flutter Financing B.V. 8.092% (1-Month Term SOFR+325 basis points), 7/4/2028[2,3,4,5]	249,086
250,000	Hilton Worldwide Finance LLC 6.642% (3-Month Term SOFR+175 basis points), 6/21/2026[2,3,4]	250,130
237,500	SkyMiles IP Ltd. 8.558% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4,5]	246,526
247,809	Trans Union LLC 4.274% (1-Month USD Libor+175 basis points), 11/15/2026[2,3,4]	246,482
	Total Bank Loans
	(Cost $1,716,205)	1,733,406
	BONDS — 97.8%
	ASSET-BACKED SECURITIES — 50.5%
616,412	Ally Auto Receivables Trust Series 2022-1, Class A2, 2.670%, 4/15/2025[3]	611,604
	AMMC CLO Ltd.
1,379,464	Series 2015-16A, Class AR2, 5.772% (3-Month USD Libor+98 basis points), 4/14/2029[3,4,6]	1,378,564
500,000	Series 2017-20A, Class DR, 7.942% (3-Month USD Libor+315 basis points), 4/17/2029[3,4,6]	493,657
979,912	Ares CLO Ltd. Series 2017-42A, Class AR, 5.735% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,6]	970,684
1,037,094	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 5.662% (3-Month USD Libor+87 basis points), 1/15/2029[3,4,6]	1,028,647
1,000,000	BlueMountain Fuji U.S. Clo II Ltd. Series 2017-2A, Class A1AR, 5.808% (3-Month USD Libor+100 basis points), 10/20/2030[3,4,6]	989,000
467,165	Capital One Prime Auto Receivables Trust Series 2022-1, Class A2, 2.710%, 6/16/2025[3]	460,859
1,500,000	Carbone Clo Ltd. Series 2017-1A, Class A1, 5.948% (3-Month USD Libor+114 basis points), 1/20/2031[3,4,6]	1,484,513
623,106	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 5.762% (3-Month USD Libor+97 basis points), 4/17/2031[3,4,6]	616,265

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,200,000	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 5.808% (3-Month USD Libor+100 basis points), 4/20/2031[3,4,6]	$1,181,512
	CarMax Auto Owner Trust
54,827	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	54,719
228,244	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	226,757
230,637	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	228,583
374,983	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	361,800
	CIFC Funding Ltd.
436,282	Series 2015-3A, Class AR, 5.668% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,6]	429,921
1,000,000	Series 2015-1A, Class ARR, 5.925% (3-Month USD Libor+111 basis points), 1/22/2031[3,4,6]	985,448
500,000	Series 2013-3RA, Class A1, 5.796% (3-Month USD Libor+98 basis points), 4/24/2031[3,4,6]	493,227
800,000	Series 2018-3A, Class A, 5.895% (3-Month USD Libor+110 basis points), 7/18/2031[3,4,6]	790,000
281,797	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	280,916
851,922	DLLST LLC Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,6]	846,827
569,756	Flatiron CLO 17 Ltd. Series 2017-1A, Class AR, 5.844% (3-Month USD Libor+98 basis points), 5/15/2030[3,4,6]	564,059
500,000	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	499,983
441,249	Galaxy CLO Ltd. Series 2017-23A, Class AR, 5.686% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,6]	437,347
	GM Financial Automobile Leasing Trust
464,289	Series 2021-2, Class A3, 0.340%, 5/20/2024[3]	459,638
1,111,591	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	1,089,267
850,000	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	827,630
	GM Financial Consumer Automobile Receivables Trust
383,657	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	381,167
466,354	Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	461,276
323,671	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	316,239
173,963	Series 2021-1, Class A3, 0.350%, 10/16/2025[3]	169,319
750,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	712,356
500,000	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	499,832

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
419,501	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.068% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,6]	$416,669
650,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 6.564% (3-Month USD Libor+170 basis points), 3/15/2027[3,4,6]	643,757
	Honda Auto Receivables Owner Trust
233,450	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	231,135
549,294	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	534,402
750,000	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	715,769
750,000	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	753,872
	Madison Park Funding Ltd.
736,658	Series 12A, Class AR, 5.645% (3-Month USD Libor+83 basis points), 4/22/2027[3,4,6]	733,140
237,424	Series 2013-11A, Class AR2, 5.715% (3-Month USD Libor+90 basis points), 7/23/2029[3,4,6]	234,575
500,000	Series 2019-33A, Class AR, 5.948% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,6]	491,246
250,000	Mariner CLO LLC Series 2016-3A, Class BR2, 6.315% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,6]	246,325
1,564,000	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A4, 0.510%, 3/15/2027[3]	1,497,413
443,659	Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.040%, 1/15/2026[3]	440,155
	MMAF Equipment Finance LLC
80,562	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,6]	80,066
311,443	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,6]	306,713
474,519	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 6.031% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,6]	470,355
	Nissan Auto Receivables Owner Trust
15,956	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	15,934
236,308	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	233,915
825,000	Series 2019-C, Class A4, 1.950%, 5/15/2026[3]	813,028
1,564,135	OCP CLO Ltd. Series 2014-7A, Class A1RR, 5.928% (3-Month USD Libor+112 basis points), 7/20/2029[3,4,6]	1,550,180

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 6.272% (3-Month USD Libor+148 basis points), 4/15/2032[3,4,6]	$496,755
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 8.492% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,6]	476,571
901,268	Sound Point CLO Ltd. Series 2016-3A, Class AR2, 5.805% (3-Month USD Libor+99 basis points), 1/23/2029[3,4,6]	899,855
	Stratus CLO Ltd.
215,041	Series 2021-3A, Class A, 5.758% (3-Month USD Libor+95 basis points), 12/29/2029[3,4,6]	212,815
625,000	Series 2021-1A, Class C, 6.558% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,6]	591,609
	Symphony CLO Ltd.
1,000,000	Series 2014-14A, Class CR, 6.892% (3-Month USD Libor+210 basis points), 7/14/2026[3,4,6]	998,816
500,000	Series 2014-14A, Class DR, 7.892% (3-Month USD Libor+310 basis points), 7/14/2026[3,4,6]	496,596
500,000	Series 2016-17A, Class DR, 7.442% (3-Month USD Libor+265 basis points), 4/15/2028[3,4,6]	485,984
214,838	Symphony Static CLO Ltd. Series 2021-1A, Class A, 5.648% (3-Month USD Libor+83 basis points), 10/25/2029[3,4,6]	212,806
	TICP CLO II-2 Ltd.
349,182	Series 2018-IIA, Class A1, 5.648% (3-Month USD Libor+84 basis points), 4/20/2028[3,4,6]	349,182
1,000,000	Series 2018-IIA, Class A2, 6.058% (3-Month USD Libor+125 basis points), 4/20/2028[3,4,6]	1,000,000
	Voya CLO Ltd.
1,800,793	Series 2015-1A, Class A1R, 5.695% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,6]	1,787,391
653,893	Series 2017-1A, Class A1R, 5.742% (3-Month USD Libor+95 basis points), 4/17/2030[3,4,6]	646,375
895,032	Series 2017-2A, Class A1R, 5.772% (3-Month USD Libor+98 basis points), 6/7/2030[3,4,6]	886,305
88,453	World Omni Auto Receivables Trust Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	87,578
	World Omni Select Auto Trust
680,735	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	659,131
750,000	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	748,709

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
460,000	York CLO 1 Ltd. Series 2014-1A, Class BRR, 6.465% (3-Month USD Libor+165 basis points), 10/22/2029[3,4,6]	$454,196
	Total Asset-Backed Securities
	(Cost $42,363,066)	42,230,939
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
17,849	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,6,7]	17,573
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	556,671
	Total Commercial Mortgage-Backed Securities
	(Cost $779,305)	574,244
	CORPORATE — 15.6%
	BASIC MATERIALS — 1.1%
225,000	DuPont de Nemours, Inc. 5.974% (3-Month USD Libor+111 basis points), 11/15/2023[4]	225,764
465,000	Georgia-Pacific LLC 0.625%, 5/15/2024[6]	443,072
220,000	Sherwin-Williams Co. 4.250%, 8/8/2025	217,663
		886,499
	COMMUNICATIONS — 1.1%
375,000	AT&T, Inc. 6.334% (3-Month USD Libor+118 basis points), 6/12/2024[4]	376,590
185,000	Comcast Corp. 3.950%, 10/15/2025[3]	182,998
225,000	Fox Corp. 4.030%, 1/25/2024[3]	222,619
125,000	Verizon Communications, Inc. 5.485% (SOFR Index+79 basis points), 3/20/2026[4]	124,186
		906,393
	CONSUMER, CYCLICAL — 1.9%
225,000	American Honda Finance Corp. 0.750%, 8/9/2024	213,218
250,000	Daimler Trucks Finance North America LLC 5.820% (SOFR Rate+100 basis points), 4/5/2024[4,6]	249,035
100,000	General Motors Financial Co., Inc. 1.700%, 8/18/2023	98,474
225,000	Hyundai Capital America 1.250%, 9/18/2023[6]	220,374

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	$222,061
170,000	McDonald's Corp. 3.375%, 5/26/2025[3]	166,226
200,000	Mercedes-Benz Finance North America LLC 3.650%, 2/22/2024[6]	197,218
150,000	PACCAR Financial Corp. 2.650%, 4/6/2023	149,978
15,000	Starbucks Corp. 5.028% (SOFR Index+42 basis points), 2/14/2024[3,4]	14,924
80,000	Toyota Motor Credit Corp. 4.856% (SOFR Index+33 basis points), 1/11/2024[4]	79,805
		1,611,313
	CONSUMER, NON-CYCLICAL — 4.9%
460,000	AbbVie, Inc. 2.600%, 11/21/2024[3]	444,121
400,000	Astrazeneca Finance LLC 0.700%, 5/28/2024[3]	382,235
265,000	Baxter International, Inc. 5.061% (SOFR Index+44 basis points), 11/29/2024[4]	260,606
106,000	Biogen, Inc. 4.050%, 9/15/2025[3]	103,644
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	218,109
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,5]	144,255
275,000	GSK Consumer Healthcare Capital UK PLC 3.125%, 3/24/2025[5]	265,944
250,000	Humana, Inc. 4.500%, 4/1/2025[3]	247,936
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	218,965
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	220,553
175,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	164,352
450,000	Pfizer, Inc. 3.400%, 5/15/2024	444,054
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	266,811

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	$243,482
	Thermo Fisher Scientific, Inc.
200,000	4.885% (SOFR Index+35 basis points), 4/18/2023[3,4]	199,989
270,000	5.065% (SOFR Index+53 basis points), 10/18/2024[3,4]	268,301
		4,093,357
	ENERGY — 0.9%
300,000	Enbridge, Inc. 5.240% (SOFR Index+63 basis points), 2/16/2024[4,5]	297,823
250,000	Energy Transfer LP 4.200%, 9/15/2023[3]	249,123
250,000	TransCanada PipeLines Ltd. 6.166% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	250,087
		797,033
	FINANCIAL — 0.3%
250,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	245,481
	INDUSTRIAL — 1.1%
250,000	Caterpillar Financial Services Corp. 4.924% (SOFR Rate+27 basis points), 9/13/2024[4]	248,004
465,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	452,008
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	218,391
		918,403
	TECHNOLOGY — 2.3%
275,000	Apple, Inc. 3.250%, 2/23/2026[3]	269,160
220,000	Fidelity National Information Services, Inc. 0.600%, 3/1/2024	210,455
250,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	247,714
	Hewlett Packard Enterprise Co.
62,000	4.450%, 10/2/2023[3]	61,658
225,000	1.450%, 4/1/2024[3]	216,413
400,000	International Business Machines Corp. 3.000%, 5/15/2024	392,692
150,000	Microsoft Corp. 2.375%, 5/1/2023[3]	149,729

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
275,000	NVIDIA Corp. 0.309%, 6/15/2023[3]	$272,516
100,000	Oracle Corp. 2.950%, 5/15/2025[3]	96,309
		1,916,646
	UTILITIES — 2.0%
465,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	450,056
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	145,479
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	270,494
150,000	Duke Energy Corp. 4.900% (SOFR Rate+25 basis points), 6/10/2023[4]	149,847
225,000	Eversource Energy 0.800%, 8/15/2025[3]	204,745
	NextEra Energy Capital Holdings, Inc.
300,000	4.999% (SOFR Index+40 basis points), 11/3/2023[3,4]	298,372
125,000	4.255%, 9/1/2024	123,899
		1,642,892
	Total Corporate
	(Cost $13,103,507)	13,018,017
	U.S. GOVERNMENT — 31.0%
	United States Treasury Bill
1,900,000	4.547%, 4/4/2023	1,899,759
2,200,000	4.458%, 4/6/2023	2,199,155
2,200,000	4.484%, 4/11/2023	2,197,763
2,850,000	4.460%, 4/18/2023	2,844,596
600,000	4.652%, 4/20/2023	598,685
3,600,000	4.255%, 4/25/2023	3,590,071
2,200,000	4.551%, 4/27/2023	2,193,261
1,000,000	4.284%, 5/2/2023	996,307
1,600,000	4.556%, 5/4/2023	1,593,643
600,000	4.621%, 5/11/2023	597,059
3,800,000	4.549%, 5/16/2023	3,779,389
600,000	4.615%, 5/18/2023	596,494
1,800,000	4.776%, 5/23/2023	1,788,541

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
1,000,000	4.657%, 6/1/2023	$992,572
	Total U.S. Government
	(Cost $25,862,820)	25,867,295
	Total Bonds
	(Cost $82,108,698)	81,690,495

Number of Shares
	SHORT-TERM INVESTMENTS — 0.7%
614,988	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.64%[8,9]	$614,988
	Total Short-Term Investments
	(Cost $614,988)	614,988
	TOTAL INVESTMENTS — 100.6%
	(Cost $84,439,891)	84,038,889
	Liabilities in Excess of Other Assets — (0.6)%	(524,677)
	TOTAL NET ASSETS — 100.0%	$83,514,212

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $29,541,896 which represents 35.37% of total net assets of the Fund.
[7]	Variable rate security.
[8]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $515,571, which represents 0.62% of total net assets of the Fund.
[9]	The rate is the annualized seven-day yield at period end.